Risk management - Wholesale Banking: Forborne portfolio by economic sector (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 19,816	€ 9,492
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	10,176	4,632
Wholesale Banking [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	2,370	1,587
Wholesale Banking [Member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,453	674
Wholesale Banking [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	661	427
Wholesale Banking [Member] | Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,475	375
Wholesale Banking [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	529	392
Wholesale Banking [Member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	394	212
Wholesale Banking [Member] | Builders & Contractors [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	449	195
Wholesale Banking [Member] | Utilities [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	290	188
Wholesale Banking [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	750	129
Wholesale Banking [Member] | Retail [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	346	114
Wholesale Banking [Member] | Automotive [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	768	108
Wholesale Banking [Member] | Other [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	691	230
Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	14,190	5,385
Performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	7,849	2,699
Performing [member] | Wholesale Banking [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,397	909
Performing [member] | Wholesale Banking [Member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,253	362
Performing [member] | Wholesale Banking [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	605	286
Performing [member] | Wholesale Banking [Member] | Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,216	227
Performing [member] | Wholesale Banking [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	365	217
Performing [member] | Wholesale Banking [Member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	364	209
Performing [member] | Wholesale Banking [Member] | Builders & Contractors [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	370	79
Performing [member] | Wholesale Banking [Member] | Utilities [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	141	55
Performing [member] | Wholesale Banking [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	643	69
Performing [member] | Wholesale Banking [Member] | Retail [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	296	92
Performing [member] | Wholesale Banking [Member] | Automotive [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	714	72
Performing [member] | Wholesale Banking [Member] | Other [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	485	124
Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	5,626	4,107
Non-performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	2,327	1,932
Non-performing [member] | Wholesale Banking [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	973	678
Non-performing [member] | Wholesale Banking [Member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	201	313
Non-performing [member] | Wholesale Banking [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	55	142
Non-performing [member] | Wholesale Banking [Member] | Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	260	148
Non-performing [member] | Wholesale Banking [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	165	175
Non-performing [member] | Wholesale Banking [Member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	30	3
Non-performing [member] | Wholesale Banking [Member] | Builders & Contractors [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	78	116
Non-performing [member] | Wholesale Banking [Member] | Utilities [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	149	133
Non-performing [member] | Wholesale Banking [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	106	60
Non-performing [member] | Wholesale Banking [Member] | Retail [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	49	22
Non-performing [member] | Wholesale Banking [Member] | Automotive [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	54	36
Non-performing [member] | Wholesale Banking [Member] | Other [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 206	€ 106